GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(3)(s)(3)

Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	GS ID	Vendor ID	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
XXXXXX	XXXX	XXXX	XXXX	H3PRULJWUHX	2	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $100. Loan data reflects $XXXX whereas the comparison data is $XXXX, resulting in an overcharge of $XXXX.

This loan failed the TILA rescission finance charge test. (12 CFR §1026.23(g)(1), transferred from 12 CFR §226.23(g)(1)). The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. Loan data reflects $XXXX whereas the comparison data is $XXXX, resulting in an overcharge of $XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
										COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	H5YIPIYZKWF	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial loan application.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan file is missing the Special Information Booklet.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final loan application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the final Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD1 Settlement Statement.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 3
COMMENT:   The loan file is missing the initial Good Faith Estimate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Notice of Servicing Transfer.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the Transmittal Summary (1008).

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
							COMMENT: The loan file is missing the Initial Truth in Lending Disclosure.		1			No	No		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	LJD5AAGHSYW	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain the Notice of Servicing Transfer disclosure. *** (OPEN) TIL transaction date missing - EV 2 COMMENT: The Final TIL transaction date is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	UZHM20UPAHJ	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing a GFE.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing a HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing credit report - EV 3
COMMENT:   The loan file is missing a credit report.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file is missing the Mortgage Deed of Trust.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing Notice of Servicing Transfer.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the ROR.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
										COMMENT: The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	LNCPUQRLS3D	1	1			1			No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	QS4U0RT1N3D	3	3	*** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 3 COMMENT: The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page XXXX states an affiliation with XXXX.		1			No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	FIUGCTUIYLH	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain an application.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the prepayment loan program disclosure.

*** (OPEN) Missing credit report - EV 3
COMMENT:   The loan file did not contain a credit report from origination.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the initial Notice of Servicing Transfer disclosure due to missing initial loan application.

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The loan file did not contain the prepayment rider to the mortgage.

*** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 3
COMMENT:   The loan file did not contain the initial affiliated business disclosure due to missing initial 1003. Disclosure dated XX/XX/XXXX is located on p. XXXX.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT: The loan file did not contain the 1008.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
										COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	54S1SEL2TEX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan is missing the initial loan application. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage. *** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 3 COMMENT: The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page XXXX states an affiliation with XXXX.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
										COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX
XXXXXX	XXXX	XXXX	XXXX	H4CEH0DNBAH	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the initial loan application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain the final loan application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain a final HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the Appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Notice of Servicing Transfer.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Right of Rescission.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the transmittal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
							COMMENT: The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile.		1			No	No		XX	XX/XX/XXXX	XX	X	XXXXXX	$XXXX	$XXXX